Share Capital and Reserves (Details) - Schedule of outstanding share purchase warrants - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Outstanding Share Purchase Warrants Abstract
Number Outstanding, Beginning Balance	299,077	179,509
Weighted Average Exercise Price, Beginning Balance	$ 102.45	$ 54.15
Number Outstanding, Exercised		(72,581)
Weighted Average Exercise Price, Exercised		$ 63.15
Number Outstanding, Expired	(145,838)	(32,830)
Weighted Average Exercise Price, Expired	$ 102.75	$ 63.15
Number Outstanding, Issued	745,542	224,979
Weighted Average Exercise Price, Issued	$ 21.3	$ 112.5
Number Outstanding, Ending Balance	898,781	299,077
Weighted Average Exercise Price, Ending Balance	$ 31.61	$ 102.45